SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 1,714	$ 2,530	$ 1,375
Amortisation	1,403	2,368	2,825
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	127	322	74
Amortisation	32	642	655
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	1,587	2,208	1,301
Amortisation	$ 1,371	$ 1,726	$ 2,170